Quarterly Holdings Report
for
Fidelity® Real Estate Equity Central Fund
June 30, 2022
REE-NPRT3-0822
1.9862252.107
Common Stocks - 99.3%
	Shares	Value ($)
Commercial Services & Supplies - 0.6%
REITs - Diversified - 0.6%
CoreCivic, Inc. (a)	606,900	6,742,659
Equity Real Estate Investment Trusts (REITs) - 93.4%
REITs - Apartments - 17.2%
Essex Property Trust, Inc.	201,519	52,699,234
Invitation Homes, Inc.	1,364,004	48,531,262
Mid-America Apartment Communities, Inc.	379,000	66,199,930
UDR, Inc.	814,882	37,517,167
		204,947,593
REITs - Diversified - 17.0%
Crown Castle International Corp.	115,500	19,447,890
Duke Realty Corp.	652,400	35,849,380
Equinix, Inc.	149,638	98,315,159
VICI Properties, Inc.	1,400,331	41,715,860
Washington REIT (SBI)	357,600	7,620,456
		202,948,745
REITs - Health Care - 10.9%
CareTrust (REIT), Inc.	833,900	15,377,116
Ventas, Inc.	1,359,094	69,898,204
Welltower, Inc.	538,666	44,359,145
		129,634,465
REITs - Hotels - 4.4%
RLJ Lodging Trust	1,833,067	20,218,729
Ryman Hospitality Properties, Inc. (a)(b)	425,000	32,312,750
		52,531,479
REITs - Management/Investment - 1.1%
LXP Industrial Trust (REIT)	1,259,937	13,531,723
REITs - Manufactured Homes - 4.3%
Equity Lifestyle Properties, Inc. (b)	727,700	51,281,019
REITs - Office Property - 4.6%
Alexandria Real Estate Equities, Inc.	257,580	37,356,827
Douglas Emmett, Inc.	768,962	17,209,370
		54,566,197
REITs - Shopping Centers - 5.5%
Phillips Edison & Co., Inc. (b)	575,000	19,210,750
SITE Centers Corp. (b)	2,108,100	28,396,107
Urban Edge Properties	1,193,600	18,154,656
		65,761,513
REITs - Single Tenant - 5.0%
Four Corners Property Trust, Inc.	1,099,400	29,233,046
Spirit Realty Capital, Inc.	820,800	31,009,824
		60,242,870
REITs - Storage - 10.0%
CubeSmart	1,893,919	80,908,220
Public Storage	121,800	38,083,206
		118,991,426
REITs - Warehouse/Industrial - 13.4%
EastGroup Properties, Inc.	175,400	27,069,482
Prologis (REIT), Inc.	923,021	108,593,422
Terreno Realty Corp.	427,516	23,825,467
		159,488,371
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,113,925,401
Hotels, Restaurants & Leisure - 0.6%
Casinos & Gaming - 0.6%
Caesars Entertainment, Inc. (a)	195,310	7,480,373
IT Services - 1.5%
Internet Services & Infrastructure - 1.5%
Cyxtera Technologies, Inc. (a)(c)	391,426	4,438,771
Cyxtera Technologies, Inc. Class A (a)	1,205,406	13,669,304
		18,108,075
Real Estate Management & Development - 3.2%
Real Estate Operating Companies - 1.3%
WeWork, Inc. (a)(b)	2,952,000	14,819,040
Real Estate Services - 1.3%
CBRE Group, Inc. (a)	215,900	15,892,399
REITs - Diversified - 0.6%
Digitalbridge Group, Inc. (a)	1,502,000	7,329,760
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		38,041,199
TOTAL COMMON STOCKS (Cost $1,116,262,757)		1,184,297,707

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	4,758,354	4,759,305
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	35,503,618	35,507,168
TOTAL MONEY MARKET FUNDS (Cost $40,266,473)		40,266,473

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,156,529,230)	1,224,564,180
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(32,267,679)
NET ASSETS - 100.0%	1,192,296,501

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,438,771 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cyxtera Technologies, Inc.	2/21/21	3,914,260

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	10,552,502	445,864,071	451,657,268	22,200	-	-	4,759,305	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	54,870,675	323,965,743	343,329,250	296,936	-	-	35,507,168	0.1%
Total	65,423,177	769,829,814	794,986,518	319,136	-	-	40,266,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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